Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%

Communication Services — 6.5%
AT&T	13,699	$210,143
Comcast, Cl A	8,591	251,974
Interpublic Group	757	19,380
Lumen Technologies	1,735	12,631
Meta Platforms, Cl A*	4,386	595,092
Omnicom Group	402	25,362
Paramount Global, Cl A	4	86
Paramount Global, Cl B	1,150	21,896
Verizon Communications	8,027	304,785
Walt Disney*	3,491	329,306
Warner Bros Discovery*	8,265	95,047

		1,865,702

Consumer Discretionary — 11.1%
Amazon.com*	13,798	1,559,174
Aptiv*	569	44,501
Autoliv	163	10,861
Best Buy	435	27,553
Carnival*	1,717	12,070
Deckers Outdoor*	57	17,819
eBay	1,219	44,871
Etsy*	280	28,037
Expedia Group*	327	30,637
Ford Motor	8,517	95,391
Gap	496	4,072
General Motors	3,159	101,372
Hasbro	296	19,956
Hilton Worldwide Holdings	609	73,458
Lululemon Athletica*	253	70,729
Marriott International, Cl A	583	81,702
McDonald’s	1,588	366,415
PVH	177	7,929
Starbucks	2,459	207,195
Target	878	130,287
TJX	2,518	156,418
VF	676	20,219
Yum! Brands	607	64,548

		3,175,214

Consumer Staples — 8.3%
Archer-Daniels-Midland	1,088	87,530
Brown-Forman, Cl A	99	6,689
Brown-Forman, Cl B	344	22,900
Campbell Soup	380	17,906
Church & Dwight	468	33,434
Clorox	231	29,658
Coca-Cola	7,451	417,405
Colgate-Palmolive	1,629	114,437
Conagra Brands	916	29,889
Estee Lauder, Cl A	445	96,075
General Mills	1,169	89,557
Hershey	283	62,393
J M Smucker	212	29,131
Kellogg	491	34,203
Kimberly-Clark	651	73,264
Kraft Heinz	1,366	45,556
Kroger	1,224	53,550
Molson Coors Beverage, Cl B	357	17,132
PepsiCo	2,647	432,149
Procter & Gamble	4,588	579,235
Tyson Foods, Cl A	568	37,448
Walgreens Boots Alliance	1,392	43,709

		2,353,250

Description	Shares	Fair Value

Energy — 6.0%
Baker Hughes, Cl A	1,736	$36,386
Chevron	3,774	542,211
ConocoPhillips	2,472	252,984
Exxon Mobil	8,055	703,282
Occidental Petroleum	1,711	105,141
Phillips 66	887	71,599

		1,711,603

Financials — 10.2%
Aflac	1,175	66,035
Allstate	521	64,880
American Express	1,156	155,956
American International Group	1,504	71,410
Ameriprise Financial	212	53,413
Bank of America	13,525	408,455
Bank of New York Mellon	1,419	54,660
BlackRock, Cl A	271	149,126
Capital One Financial	741	68,298
Citigroup	3,695	153,971
Fifth Third Bancorp	1,311	41,899
First Republic Bank	347	45,301
Goldman Sachs Group	662	193,999
Hartford Financial Services Group	614	38,031
Huntington Bancshares	2,745	36,179
KeyCorp	1,775	28,435
Lincoln National	320	14,051
MetLife	1,369	83,208
Moody’s	311	75,607
Morgan Stanley	2,661	210,246
Northern Trust	397	33,967
Principal Financial Group	467	33,694
Progressive	1,139	132,363
Prudential Financial	708	60,733
Regions Financial	1,795	36,026
S&P Global	667	203,669
State Street	700	42,567
T Rowe Price Group	436	45,784
US Bancorp	2,612	105,316
Voya Financial	203	12,281
Wells Fargo	5,003	201,221

		2,920,781

Health Care — 19.1%
Abbott Laboratories	3,342	323,372
AbbVie	3,380	453,630
Agilent Technologies	579	70,377
AmerisourceBergen, Cl A	291	39,381
Amgen	1,021	230,133
Baxter International	950	51,167
Becton Dickinson	542	120,774
Biogen*	283	75,561
BioMarin Pharmaceutical*	346	29,330
Bristol-Myers Squibb	4,064	288,910
Cardinal Health	537	35,807
Cigna	610	169,257
CVS Health	2,496	238,044
Elevance Health	460	208,950
Eli Lilly	1,507	487,288
Embecta	191	5,499
Gilead Sciences	2,391	147,501
Johnson & Johnson	5,033	822,191
Medtronic PLC	2,559	206,639
Merck	4,833	416,218
Pfizer	10,773	471,427
Quest Diagnostics	232	28,464
Regeneron Pharmaceuticals*	207	142,596
UnitedHealth Group	512	258,580

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Shares	Fair Value

Vertex Pharmaceuticals*	488	$141,296

		5,462,392

Industrials — 6.3%
3M	1,081	119,451
Booz Allen Hamilton Holding, Cl A	162	14,961
Caterpillar	1,020	167,362
Cummins	272	55,355
Delta Air Lines*	1,226	34,401
Eaton PLC	777	103,621
Emerson Electric	1,149	84,130
General Electric	2,131	131,930
Johnson Controls International PLC	1,354	66,644
Lyft, Cl A*	1,070	14,092
Nielsen Holdings PLC	674	18,683
Norfolk Southern	451	94,552
Owens Corning	189	14,857
Pentair	313	12,717
Robert Half International	205	15,683
Rockwell Automation	226	48,615
Southwest Airlines*	1,132	34,911
Sunrun*	699	19,285
TransUnion	368	21,892
Trex*	213	9,359
Union Pacific	1,195	232,810
United Parcel Service, Cl B	1,403	226,641
Verisk Analytics, Cl A	309	52,694
Waste Management	730	116,953
WW Grainger	83	40,603
Xylem	343	29,964

		1,782,166

Information Technology — 25.5%
Accenture PLC, Cl A	2,352	605,170
Adobe*	1,487	409,223
Autodesk*	689	128,705
Automatic Data Processing	797	180,273
HP	3,277	81,663
Intel	12,864	331,505
International Business Machines	2,820	335,044
Intuit	891	345,102
Keysight Technologies*	564	88,751
Mastercard, Cl A	1,647	468,308
Microsoft	6,087	1,417,662
Motorola Solutions	519	116,241
NVIDIA	7,874	955,825
PayPal Holdings*	2,233	192,194
QUALCOMM	3,522	397,916
Salesforce*	3,124	449,356
TE Connectivity	1,022	112,788
Visa, Cl A	3,144	558,532
Workday, Cl A*	628	95,594

		7,269,852

Materials — 1.9%
Air Products and Chemicals	424	98,678
Avery Dennison	158	25,706
Celanese, Cl A	208	18,791
Dow	1,423	62,512
DuPont de Nemours	986	49,694
Ecolab	482	69,611
International Flavors & Fragrances	478	43,417
International Paper	798	25,297
Mosaic	698	33,734
Newmont	1,514	63,634

Description	Shares	Fair Value

PPG Industries	460	$50,917

		541,991

Real Estate — 1.6%
CBRE Group, Cl A*	641	43,274
Equinix‡	174	98,978
Equity LifeStyle Properties‡	333	20,926
Essex Property Trust‡	127	30,763
Healthpeak Properties‡	1,026	23,516
Host Hotels & Resorts‡	1,365	21,676
Iron Mountain‡	561	24,667
Jones Lang LaSalle*	95	14,352
Mid-America Apartment Communities‡	223	34,581
STORE Capital‡	460	14,412
Ventas‡	767	30,810
VICI Properties‡	1,875	55,969
Welltower‡	842	54,157

		468,081

Utilities — 2.4%
American Water Works	357	46,467
CenterPoint Energy	1,213	34,182
CMS Energy	560	32,615
Consolidated Edison	687	58,917
Constellation Energy	30	2,496
Dominion Energy	1,584	109,470
Edison International	734	41,530
Entergy	389	39,145
Essential Utilities	448	18,538
Exelon	1,906	71,399
NiSource	754	18,993
PG&E*	2,931	36,637
PPL	1,454	36,859
Sempra Energy	609	91,314
UGI	398	12,867
Vistra	918	19,278

		670,707

Total Common Stock (Cost $33,479,064)		28,221,739

SHORT-TERM INVESTMENT — 1.1%
Invesco Government & Agency, Cl Institutional, 2.95% (A)	326,918	326,918

Total Short-Term Investment (Cost $326,918)		326,918

Total Investments - 100.0% (Cost $33,805,982)		$28,548,657

Percentages are based on Net Assets of $28,557,289.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2022.

Cl — Class

PLC — Public Limited Company

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2022 (Unaudited)

As of September 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0900

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services — 9.2%
Alphabet, Cl A*	8,769	$838,755
Alphabet, Cl C*	8,048	773,815
AT&T	15,635	239,841
Electronic Arts	614	71,046
Lumen Technologies	2,233	16,256
Meta Platforms, Cl A*	5,012	680,028
Twitter*	1,665	72,994
Verizon Communications	9,168	348,109
Warner Bros Discovery*	4,172	47,978

		3,088,822

Consumer Discretionary — 13.4%
Amazon.com*	15,373	1,737,149
Aptiv*	479	37,463
Autoliv	145	9,661
Chegg*	225	4,741
Dollar Tree*	405	55,121
eBay	990	36,442
Ford Motor	6,980	78,176
Gap	352	2,890
General Motors	2,577	82,696
Hilton Worldwide Holdings	492	59,345
Home Depot	1,826	503,866
Lear	111	13,286
Lowe’s	1,169	219,550
Marriott International, Cl A	486	68,108
MercadoLibre*	82	67,878
NIKE, Cl B	2,245	186,604
Royal Caribbean Cruises*	427	16,183
Target	818	121,383
Tesla*	4,458	1,182,484
VF	610	18,245

		4,501,271

Consumer Staples — 4.5%
Archer-Daniels-Midland	1,000	80,450
Bunge	248	20,477
Campbell Soup	348	16,398
Clorox	212	27,219
Coca-Cola	6,901	386,594
Constellation Brands, Cl A	296	67,985
Hormel Foods	498	22,629
J M Smucker	193	26,520
Kellogg	450	31,347
Kimberly-Clark	596	67,074
Kraft Heinz	1,253	41,788
Kroger	1,184	51,800
Molson Coors Beverage, Cl B	327	15,693
Mondelez International, Cl A	2,449	134,279
PepsiCo	2,445	399,171
Sysco	894	63,215
Tyson Foods, Cl A	523	34,481
Walgreens Boots Alliance	1,279	40,160

		1,527,280

Energy — 5.9%
Cheniere Energy	418	69,350
Chevron	3,477	499,541
ConocoPhillips	2,315	236,917
Devon Energy	1,103	66,323
Exxon Mobil	7,451	650,547
Hess	482	52,533
Kinder Morgan	3,431	57,092

Description	Shares	Fair Value

Marathon Petroleum	956	$94,959
ONEOK	790	40,480
Phillips 66	851	68,693
Valero Energy	726	77,573
Williams	2,154	61,669

		1,975,677

Financials — 7.6%
American Express	1,091	147,187
Aon PLC, Cl A	375	100,452
Bank of America	12,533	378,497
Bank of New York Mellon	1,306	50,307
Charles Schwab	2,669	191,821
Citigroup	3,429	142,886
Huntington Bancshares	2,522	33,240
JPMorgan Chase	5,195	542,877
MetLife	1,259	76,522
Moody’s	286	69,529
Morgan Stanley	2,473	195,392
Nasdaq	615	34,858
PNC Financial Services Group	740	110,571
Prudential Financial	681	58,416
Regions Financial	1,650	33,115
S&P Global	614	187,485
Synchrony Financial	902	25,427
T Rowe Price Group	158	16,592
Travelers	436	66,795
Truist Financial	2,370	103,190

		2,565,159

Health Care — 15.2%
Abbott Laboratories	3,096	299,569
AbbVie	3,124	419,272
Agilent Technologies	530	64,421
Baxter International	922	49,659
Becton Dickinson	514	114,535
Biogen*	258	68,886
Boston Scientific*	2,576	99,769
Bristol-Myers Squibb	3,764	267,583
Cigna	561	155,661
CVS Health	2,319	221,163
Edwards Lifesciences*	1,099	90,810
Embecta	79	2,274
Gilead Sciences	2,195	135,410
Illumina*	277	52,849
Johnson & Johnson	4,653	760,114
Laboratory Corp of America Holdings	165	33,794
Medtronic PLC	2,372	191,539
Merck	4,469	384,870
Pfizer	9,927	434,406
Quest Diagnostics	212	26,010
ResMed	260	56,758
Teleflex	85	17,124
Thermo Fisher Scientific	693	351,482
UnitedHealth Group	1,658	837,356

		5,135,314

Industrials — 6.9%
3M	1,016	112,268
American Airlines Group*	1,124	13,533
AMETEK	410	46,498
Boeing*	971	117,569
Booz Allen Hamilton Holding, Cl A	234	21,610
CSX	3,845	102,431
Cummins	250	50,877

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Shares	Fair Value

Deere	499	$166,611
Delta Air Lines*	1,124	31,539
Eaton PLC	712	94,953
Emerson Electric	1,055	77,247
Expeditors International of Washington	296	26,140
FedEx	422	62,654
General Electric	1,963	121,529
Honeywell International	1,200	200,364
Howmet Aerospace	669	20,692
Illinois Tool Works	511	92,312
JB Hunt Transport Services	151	23,619
Nordson	95	20,166
Northrop Grumman	262	123,224
Rockwell Automation	208	44,743
Southwest Airlines*	1,043	32,166
Stanley Black & Decker	285	21,435
Textron	388	22,605
Uber Technologies*	6,708	177,762
Union Pacific	1,110	216,250
United Airlines Holdings*	567	18,445
United Parcel Service, Cl B	1,309	211,456
United Rentals*	128	34,575
XPO Logistics*	171	7,613
Xylem	313	27,344

		2,340,230

Information Technology — 29.2%
Accenture PLC, Cl A	2,516	647,367
Apple	13,041	1,802,266
Automatic Data Processing	743	168,059
Cisco Systems	16,493	659,720
Dell Technologies, Cl C	1,088	37,177
HP	4,183	104,241
Intel	16,228	418,196
International Business Machines	3,571	424,270
Mastercard, Cl A	1,518	431,628
Micron Technology	4,430	221,943
Microsoft	7,135	1,661,741
NVIDIA	9,941	1,206,738
Palo Alto Networks*	972	159,204
PayPal Holdings*	2,048	176,271
QUALCOMM	4,442	501,857
Salesforce*	3,948	567,880
Visa, Cl A	2,909	516,784
Western Union	674	9,099
Workday, Cl A*	790	120,254

		9,834,695

Materials — 1.7%
Albemarle	205	54,210
Alcoa	321	10,805
CF Industries Holdings	370	35,613
DuPont de Nemours	906	45,662
Eastman Chemical	224	15,915
Ecolab	443	63,978
FMC	220	23,254
Freeport-McMoRan, Cl B	2,613	71,413
International Flavors & Fragrances	463	42,054
Martin Marietta Materials	110	35,430
Mosaic	641	30,980
Newmont	1,445	60,733
PPG Industries	421	46,601
Vulcan Materials	235	37,062

		573,710

Description	Shares	Fair Value

Real Estate — 1.6%
American Homes 4 Rent, Cl A‡	522	$17,127
AvalonBay Communities‡	251	46,232
Crown Castle International‡	769	111,159
Duke Realty‡	676	32,583
Equinix‡	160	91,014
Equity Residential‡	611	41,071
Healthpeak Properties‡	940	21,545
Prologis‡	693	70,409
Regency Centers‡	270	14,540
Ventas‡	702	28,199
Welltower‡	773	49,719

		523,598

Utilities — 4.4%
AES	1,173	26,510
Alliant Energy	442	23,422
American Electric Power	901	77,891
American Water Works	326	42,432
Avangrid	113	4,712
CMS Energy	513	29,877
Consolidated Edison	630	54,029
Constellation Energy	11	915
Dominion Energy	1,455	100,555
DTE Energy	346	39,807
Duke Energy	1,381	128,461
Edison International	674	38,135
Entergy	356	35,824
Eversource Energy	613	47,789
Exelon	1,749	65,518
FirstEnergy	1,010	37,370
NextEra Energy	3,475	272,475
NiSource	691	17,406
NRG Energy	429	16,418
PPL	1,333	33,792
Public Service Enterprise Group	904	50,832
Sempra Energy	555	83,217
Southern	1,909	129,812
WEC Energy Group	561	50,170
Xcel Energy	954	61,056

		1,468,425

Total Common Stock (Cost $36,866,530)		33,534,181

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, Cl Institutional, 2.95% (A)	132,001	132,001

Total Short-Term Investment (Cost $132,001)		132,001

Total Investments - 100.0% (Cost $36,998,531)		$33,666,182

Percentages are based on Net Assets of $33,674,739.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2022.

Cl — Class

PLC — Public Limited Company

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2022 (Unaudited)

As of September 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0900

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 96.2%

Australia — 3.2%
Aurizon Holdings	128	$283
Australia & New Zealand Banking Group	2,307	33,645
Brambles	1,269	9,262
Cromwell Property Group‡	2,459	1,054
Dexus‡	976	4,820
Downer EDI	751	2,195
Fortescue Metals Group	1,410	15,170
Iluka Resources	448	2,596
Mirvac Group‡	3,597	4,475
National Australia Bank	2,661	49,038
Newcrest Mining	746	8,074
OZ Minerals	309	5,096
Qantas Airways*	969	3,112
QBE Insurance Group	1,280	9,440
Scentre Group‡	4,553	7,397
Sierra Rutile Holdings*	448	60
South32	4,029	9,355
Stockland‡	2,192	4,585
Vicinity Centres‡	3,795	4,212

Total Australia		173,869

Austria — 0.0%
Raiffeisen Bank International*	129	1,544

Total Austria		1,544

Burkina Faso — 0.1%
Endeavour Mining	169	3,097

Total Burkina Faso		3,097

Canada — 5.9%
Agnico Eagle Mines	335	14,153
Air Canada*	317	3,809
B2Gold	1,077	3,462
Bank of Nova Scotia	996	47,372
CAE*	289	4,433
Gildan Activewear	178	5,032
Kinross Gold	1,194	4,495
Ritchie Bros Auctioneers	104	6,498
Royal Bank of Canada	1,159	104,351
Stantec	105	4,605
Thomson Reuters	143	14,680
Toronto-Dominion Bank	1,495	91,690
Yamana Gold	974	4,407

Total Canada		308,987

Chile — 0.0%
Lundin Mining	610	3,082

Total Chile		3,082

China — 0.1%
China Eastern Airlines, Cl H*	6,041	2,055
China Southern Airlines, Cl H*	4,187	2,208
COSCO SHIPPING Holdings, Cl H	3,089	3,624

Total China		7,887

France — 2.8%
AXA	1,806	39,780
BNP Paribas	994	42,478
Covivio‡	45	2,184

Description	Shares	Fair Value

ICADE‡	32	$1,198
Kering	66	29,661
Societe Generale	1,781	35,634
Valeo	215	3,293

Total France		154,228

Germany — 3.6%
Bayerische Motoren Werke	284	19,480
Commerzbank*	896	6,447
Merck KGaA	119	19,453
SAP	965	79,556
Siemens	708	70,220

Total Germany		195,156

Hong Kong — 0.1%
Hong Kong & China Gas	8,576	7,561

Total Hong Kong		7,561

Italy — 1.4%
Intesa Sanpaolo	30,551	50,984
UniCredit	2,714	27,817

Total Italy		78,801

Japan — 3.1%
Asics	218	3,464
Astellas Pharma	1,370	18,146
Bridgestone	452	14,582
Canon	780	17,095
DMG Mori	202	2,303
East Japan Railway	285	14,613
Eisai	234	12,529
Fast Retailing	47	24,911
FUJIFILM Holdings	295	13,471
Fujitsu	135	14,724
Konica Minolta	781	2,407
Mizuho Financial Group	1,859	20,070
NEC	226	7,222

Total Japan		165,537

Mexico — 0.5%
Cemex*	13,192	4,559
Grupo Aeroportuario del Sureste, Cl B	228	4,483
Wal-Mart de Mexico	4,073	14,304

Total Mexico		23,346

Netherlands — 0.4%
ABN AMRO Bank	378	3,419
Koninklijke Philips	818	12,827

Total Netherlands		16,246

Norway — 0.3%
DNB Bank	699	11,096
Norsk Hydro	1,183	6,393
SpareBank 1 SR-Bank	250	2,342

Total Norway		19,831

Philippines — 0.2%
AC Energy	867	83
Ayala	289	3,037

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Shares	Fair Value

International Container Terminal Services	1,078	$2,879

Total Philippines		5,999

Singapore — 0.0%
BOC Aviation	388	2,756
Olam Group	1,371	1,251

Total Singapore		4,007

South Africa — 0.7%
Anglo American Platinum	58	4,128
Gold Fields	786	6,403
Impala Platinum Holdings	707	6,627
Kumba Iron Ore	104	2,228
Nedbank Group	475	5,242
NEPI Rockcastle	598	2,678
Scatec	186	1,280
Standard Bank Group	1,066	8,481
Vodacom Group	707	4,768

Total South Africa		41,835

Spain — 1.1%
Acciona	24	4,248
Atlantica Sustainable Infrastructure PLC	14	368
Banco Santander	13,426	31,546
Industria de Diseno Textil	1,006	20,980

Total Spain		57,142

Switzerland — 3.6%
Barry Callebaut	3	5,683
Holcim	450	18,690
Novartis	2,128	162,894
Sonova Holding	53	11,817

Total Switzerland		199,084

Tanzania — 0.1%
AngloGold Ashanti	380	5,242

Total Tanzania		5,242

Thailand — 0.5%
Airports of Thailand*	3,930	7,554
Delta Electronics Thailand	462	8,010
SCB X	1,556	4,290
Siam Cement	369	3,189

Total Thailand		23,043

United Kingdom — 5.3%
abrdn	2,005	3,114
Burberry Group PLC	379	7,651
GSK PLC	3,688	53,770
Haleon PLC*	4,610	14,374
Investec PLC	628	2,546
ITV	3,263	2,087
Lloyds Banking Group PLC	64,058	29,604
Mondi PLC	445	6,926
NatWest Group	4,325	10,909
Ninety One PLC	86	175
Pearson PLC	703	6,804
Pennon Group	257	2,258
Unilever PLC	3,129	138,663

Total United Kingdom		278,881

Description	Shares	Fair Value

United States — 63.2%

Communication Services — 4.3%
Alphabet, Cl A*	1,720	$164,518
Alphabet, Cl C*	700	67,305
Interpublic Group	12	307

		232,130

Consumer Discretionary — 7.2%
Ford Motor	3,304	37,005
Gap	208	1,708
General Motors	1,185	38,027
Lululemon Athletica*	107	29,913
McDonald’s	645	148,827
NIKE, Cl B	1,117	92,845
VF	286	8,554
Yum! Brands	256	27,223

		384,102

Consumer Staples — 10.8%
Colgate-Palmolive	732	51,423
Mondelez International, Cl A	1,192	65,357
Nestle	2,493	270,549
PepsiCo	1,159	189,218

		576,547

Financials — 7.9%
Bank of America	6,026	181,985
Hannon Armstrong Sustainable Infrastructure Capital‡	10	299
JPMorgan Chase	2,030	212,135
Moody’s	143	34,765
Morgan Stanley	4	316

		429,500

Health Care — 16.0%
AbbVie	1,517	203,597
Edwards Lifesciences*	544	44,950
Elevance Health	208	94,482
Johnson & Johnson	2,158	352,531
Medtronic PLC	1,149	92,782
Roche Holding - GENUS	186	60,973
Viatris, Cl W*	1,055	8,989

		858,304

Industrials — 3.7%
AECOM	128	8,751
American Airlines Group*	577	6,947
CSX	1,925	51,282
Nielsen Holdings PLC	331	9,175
Nordson	48	10,189
Otis Worldwide	371	23,670
Regal Rexnord	62	8,702
Signify	119	3,106
United Airlines Holdings*	284	9,239
United Parcel Service, Cl B	211	34,085
Verisk Analytics, Cl A	144	24,556
Xylem	159	13,890

		203,592

Information Technology — 12.4%
Accenture PLC, Cl A	554	142,544
Cisco Systems	3,640	145,600

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Shares/Number of Warrants	Fair Value

Dell Technologies, Cl C	255	$8,713
Enphase Energy*	4	1,110
First Solar*	6	794
Hewlett Packard Enterprise	1,123	13,454
HP	946	23,574
Intel	3,455	89,035
NVIDIA	53	6,434
QUALCOMM	965	109,026
Salesforce*	828	119,099
SolarEdge Technologies*	2	463
VMware, Cl A*	4	426
Western Digital*	275	8,951

		669,223

Materials — 0.6%
Newmont	748	31,439

Real Estate — 0.3%
Healthpeak Properties‡	477	10,933
Weyerhaeuser‡	251	7,168

		18,101

Utilities — 0.0%
Brookfield Renewable, Cl A	10	327

Total United States		3,403,265

Total Common Stock (Cost $6,254,468)		5,177,670

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke(A)	52	3,410

Total Germany		3,410

Total Preferred Stock (Cost $4,198)		3,410

WARRANT — 0.0%
Occidental Petroleum Expires, 8/6/27
Strike Price $22.00*	28	1,109

Total Warrants (Cost $1,141)		1,109

SHORT-TERM INVESTMENT — 1.4%
Invesco Government & Agency, Cl Institutional, 2.95% (B)	78,013	78,013

Total Short-Term Investment (Cost $78,013)		78,013

Total Investments - 97.7% (Cost $6,337,820)		$5,260,202

Percentages are based on Net Assets of $5,384,274.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of September 30, 2022.

Cl — Class

PLC — Public Limited Company

As of September 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0900

Impact Shares

Affordable Housing MBS ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Description	Face Amount/Shares	Fair Value

MORTGAGE-BACKED SECURITIES — 95.0%

Agency Mortgage-Backed Obligations — 95.0%
FHLMC
6.000%, 12/01/2023	$75,101	$76,341
5.500%, 02/01/2029	88,485	88,081
5.000%, 03/01/2050 to 08/01/2052	443,917	433,292
4.500%, 01/01/2049 to 09/01/2052	1,256,283	1,203,812
4.000%, 04/01/2048 to 09/01/2052	2,322,497	2,177,718
3.500%, 10/01/2051 to 06/01/2052	3,316,990	2,991,639
3.000%, 09/01/2034 to 08/01/2052	9,095,355	7,992,042
2.500%, 08/01/2051 to 03/01/2052	7,008,017	5,917,600
2.000%, 08/01/2035 to 01/01/2052	12,998,116	10,834,854
1.500%, 08/01/2036	448,601	385,264
FNMA
5.500%, 04/01/2031	120,316	119,720
5.000%, 12/01/2048 to 09/01/2052	1,121,082	1,098,507
4.500%, 11/01/2048 to 09/01/2052	2,498,325	2,396,896
4.000%, 07/01/2048 to 09/01/2052	4,902,637	4,570,645
3.500%, 06/01/2028 to 06/01/2052	6,717,814	6,129,930
3.000%, 04/01/2025 to 05/01/2052	4,551,393	4,067,936
2.500%, 05/01/2026 to 04/01/2052	15,559,566	13,402,237
2.000%, 04/01/2036 to 02/01/2052	17,826,114	14,691,234
1.500%, 10/01/2036	520,292	448,310
GNMA
5.000%, 03/20/2050	149,027	148,283
4.500%, 02/20/2050	412,253	399,977
4.000%, 10/20/2050 to 01/20/2051	964,175	906,180
3.500%, 12/20/2050	1,955,897	1,795,117
3.000%, 03/20/2050	2,448,449	2,181,989
2.500%, 08/20/2051	1,348,010	1,156,577

Total Mortgage-Backed Securities (Cost $100,013,659)		85,614,181

SHORT-TERM INVESTMENT — 4.9%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio Institutional Share Class, 5.099% (A)	4,412,633	4,412,633

Total Short-Term Investment (Cost $4,412,633)		4,412,633

Total Investments - 99.9% (Cost $104,426,292)		$90,026,814

Percentages are based on Net Assets of $90,150,393.

(A)	Rate shown represents the 7-day effective yield as of September 30, 2022.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$—	$85,614,181	$—	$85,614,181
Short-Term Investment	4,412,633	—	—	4,412,633

Total Investments in Securities	$4,412,633	$85,614,181	$—	$90,026,814

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0900